Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trust Agreement [Abstract]
Brokerage fees	$ 3,158,867	$ 3,211,829	$ 6,409,193	$ 6,512,152	$ 13,188,941	$ 13,566,607	$ 15,803,101
Custodial fees	7	6	13	33	46	131	213
Total	$ 3,158,874	$ 3,211,835	$ 6,409,206	$ 6,512,185	$ 13,188,987	$ 13,566,738	$ 15,803,314